Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Redeemable Warrants (Details)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2017 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	0	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070
Turnover rate	0.00%				15.00%
A G A S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends				0.00%
Expected volatility				51.00%
Risk-free interest rate				(0.59%)
Acquisition period				From 03/17/2021 to 03/31/2024
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 3.19	€ 4.05		€ 4.15
Grant date				Mar. 17, 2021
Price of the share at the time of allocation | € / shares				€ 4.15
Conversion ratio				1:1
Turnover rate				0.00%
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue price (in EUR per share) | € / shares						€ 2.00
Expected dividends						0.00%
Expected volatility						35.70%
Risk-free interest rate						0.00%
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 3.81
Excercise price (in EUR per share) | € / shares						€ 19.97
Conversion ratio						1:1
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	82,031	26,500
Number of instruments exercised (in shares)	18,400
Total number of BSAAR subscribed (in shares)	1,112,200	978,881	815,181
Number of other equity instruments exercisable in share-based payment arrangement	532,350	388,931
Acquisition period			From 10/17/2022 to 10/17/2025
Exercice period			From 10/18/2025 to 10/17/2032
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue price (in EUR per share) | € / shares						€ 2.00
Expected dividends						0.00%
Expected volatility						36.40%
Risk-free interest rate						0.00%
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 3.78
Excercise price (in EUR per share) | € / shares						€ 19.97
Conversion ratio						1:1
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	35,070	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	0	35,070	35,070
Issue price (in EUR per share) | € / shares					€ 1.23
Expected dividends					0.00%
Expected volatility					40.00%
Risk-free interest rate					0.00%
Number of other equity instruments granted in share-based payment arrangement	35,070	35,070
Number of other equity instruments exercisable in share-based payment arrangement	0	35,070
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					€ 0.75
Excercise price (in EUR per share) | € / shares					€ 12.32
Conversion ratio					1:1
SO SU 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	8,750	8,750
Total number of BSAAR subscribed (in shares)	8,750	8,750	8,750
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			2.10%
Number of other equity instruments exercisable in share-based payment arrangement	0	0
Acquisition period			From 3/12/2022 to 3/12/2025
Exercice period			From 3/12/2022 to 3/12/2032
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 1.40
Grant date			Dec. 02, 2022
Price of the share at the time of allocation | € / shares			€ 3.46
Excercise price (in EUR per share) | € / shares			€ 2.95
Conversion ratio			1:1
Turnover rate			0.00%
SO SU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	16,300	16,300
Total number of BSAAR voided	10,000
Total number of BSAAR subscribed (in shares)	6,300	16,300
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		€ 2.39
Grant date		Mar. 13, 2023
Price of the share at the time of allocation | € / shares		€ 4.00
Excercise price (in EUR per share) | € / shares		€ 3.26
Conversion ratio		1:1
Turnover rate		0.00%
SO D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	35,000	35,000
Total number of BSAAR subscribed (in shares)	35,000	35,000
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		€ 2.19
Grant date		Mar. 13, 2023
Price of the share at the time of allocation | € / shares		€ 4.00
Excercise price (in EUR per share) | € / shares		€ 4.07
Conversion ratio		1:1
Turnover rate		0.00%
SO C2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	108,700	108,700
Total number of BSAAR subscribed (in shares)	108,700	108,700
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		€ 2.39
Grant date		Mar. 13, 2023
Price of the share at the time of allocation | € / shares		€ 4.00
Excercise price (in EUR per share) | € / shares		€ 3.26
Conversion ratio		1:1
Turnover rate		0.00%
SO US 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	30,200	30,200
Total number of BSAAR voided	12,600
Total number of BSAAR subscribed (in shares)	17,600	30,200
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		€ 2.19
Grant date		Mar. 13, 2023
Price of the share at the time of allocation | € / shares		€ 4.00
Excercise price (in EUR per share) | € / shares		€ 4.05
Conversion ratio		1:1
Turnover rate		0.00%
SO D 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	35,000
Total number of BSAAR subscribed (in shares)	35,000
Expected dividends	0.00%
Expected volatility	42.69%
Risk-free interest rate	2.85%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 0.94
Grant date	Mar. 05, 2024
Price of the share at the time of allocation | € / shares	€ 3.19
Excercise price (in EUR per share) | € / shares	€ 3.42
Conversion ratio	1:1
Turnover rate	0.00%
SO 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period	From 3/5/2024 to 3/15/2026
Exercice period	From 3/5/2024 to 3/4/2034
SO C 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	156,875
Total number of BSAAR subscribed (in shares)	156,875
Expected dividends	0.00%
Expected volatility	42.69%
Risk-free interest rate	2.85%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 1.2
Grant date	Mar. 05, 2024
Price of the share at the time of allocation | € / shares	€ 3.19
Excercise price (in EUR per share) | € / shares	€ 2.74
Conversion ratio	1:1
Turnover rate	0.00%
SO US 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	20,625
Total number of BSAAR voided	5,625
Total number of BSAAR subscribed (in shares)	15,000
Expected dividends	0.00%
Expected volatility	42.69%
Risk-free interest rate	2.85%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 0.98
Grant date	Mar. 05, 2024
Price of the share at the time of allocation | € / shares	€ 3.19
Excercise price (in EUR per share) | € / shares	€ 3.30
Conversion ratio	1:1
Turnover rate	0.00%
SO SU 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	21,250
Total number of BSAAR voided	10,000
Total number of BSAAR subscribed (in shares)	11,250
Expected dividends	0.00%
Expected volatility	42.69%
Risk-free interest rate	2.85%
Number of other equity instruments exercisable in share-based payment arrangement	0
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 1.2
Grant date	Mar. 05, 2024
Price of the share at the time of allocation | € / shares	€ 3.19
Excercise price (in EUR per share) | € / shares	€ 2.74
Conversion ratio	1:1
Turnover rate	0.00%
SO 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period		From 3/13/2023 to 3/13/2026
Exercice period		From 3/14/2023 to 3/13/2033